Document and Entity Information	12 Months Ended
Dec. 31, 2023
Entity Addresses [Line Items]
Entity Registrant Name	HUDBAY MINERALS INC.
Entity Central Index Key	0001322422
Entity Current Reporting Status	Yes
Document Type	40-F
Document Period End Date	Dec. 31, 2023
Current Fiscal Year End Date	--12-31
Entity Interactive Data Current	Yes
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity File Number	001-34244
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	25 York Street
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	Toronto
Entity Address, Postal Zip Code	M5J 2V5
City Area Code	416
Local Phone Number	362-8181
Annual Information Form	true
Audited Annual Financial Statements	true
Document Annual Report	true
Document Registration Statement	false
Entity Address, State or Province	ON
Auditor Firm ID	1208
Auditor Location	Toronto, Canada
Auditor Name	Deloitte LLP
Document Financial Statement Error Correction [Flag]	false
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	HBM
Security Exchange Name	NYSE
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	2711 Centerville Road
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Wilmington
Entity Address, Postal Zip Code	19808
City Area Code	302
Local Phone Number	636-5401
Entity Address, State or Province	DE
Contact Personnel Name	Corporation Service Company